Net Income Per Limited Partner Unit	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Net Income Per Limited Partner Unit
NET INCOME PER LIMITED PARTNER UNIT:
Basic net income per limited partner unit is computed by dividing net income, after considering the General Partner’s interest, by the weighted average number of limited partner interests outstanding. Diluted net income per limited partner unit is computed by dividing net income (as adjusted as discussed herein), after considering the General Partner’s interest, by the weighted average number of limited partner interests outstanding and the assumed conversion of our Preferred Units, see Note 7. For the diluted earnings per share computation, income allocable to the limited partners is reduced, where applicable, for the decrease in earnings from ETE’s limited partner unit ownership in ETP or Regency that would have resulted assuming the incremental units related to ETP’s or Regency’s equity incentive plans, as applicable, had been issued during the respective periods. Such units have been determined based on the treasury stock method.
The calculation below for diluted net income per limited partner unit excludes the impact of any ETE Common Units that would be issued upon conversion of the Preferred Units, because inclusion would have been antidilutive. The Preferred Units have a liquidation preference of $300 million and are subject to mandatory conversion as discussed in Note 7.
A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit is as follows:

	Years Ended December 31,
	2012	2011	2010
Income from continuing operations	$1,383	$531	$345
Less: Income from continuing operations attributable to noncontrolling interest	1,070	221	149
Income from continuing operations, net of noncontrolling interest	313	310	196
Less: General Partner’s interest in income from continuing operations	1	1	1
Income from continuing operations available to Limited Partners	$312	$309	$195
Basic Income from Continuing Operations per Limited Partner Unit:
Weighted average limited partner units	266,722,030	222,968,261	222,941,156
Basic income from continuing operations per Limited Partner unit	$1.17	$1.39	$0.87
Basic loss from discontinued operations per Limited Partner unit	$(0.04)	$—	$(0.01)
Diluted Income from Continuing Operations per Limited Partner Unit:
Income from continuing operations available to Limited Partners	$312	$309	$195
Dilutive effect of equity-based compensation of subsidiaries	(1)	(1)	—
Diluted income from continuing operations available to Limited Partners	311	308	195
Weighted average limited partner units	266,722,030	222,968,261	222,941,156
Diluted income from continuing operations per Limited Partner unit	$1.17	$1.38	$0.87
Diluted loss from discontinued operations per Limited Partner unit	$(0.04)	$—	$(0.01)